DIRECT OPERATING COSTS	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
The company has no key employees or directors and does not remunerate key management personnel. Key decision makers of the company are all employees of Brookfield or its subsidiaries, which provide management services under the Master Services Agreement with Brookfield (“Master Services Agreement”). Details of the allocations of costs incurred by Brookfield on behalf of the company are disclosed in Note 19.
Direct operating costs are costs incurred to earn revenues and include all attributable expenses. The following table presents direct operating costs by nature for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2025	2024	2025	2024
Inventory costs	$84	$123	$191	$245
Subcontractor and consultant costs	670	782	1,350	1,379
Concession construction materials and labor costs	43	38	79	78
Depreciation and amortization expense	186	194	382	390
Compensation	412	463	882	902
Other direct costs	300	260	600	518
Total	$1,695	$1,860	$3,484	$3,512
Other direct costs include freight, cost of construction expensed and expected credit loss provisions on financial assets.